SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments and fair value measurements (Details) - Nonrecurring $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Liabilities:
Total gains	$ 13,450
Carrying
Liabilities:
Long-term investments	17,297
Level 3 | Fair value
Liabilities:
Long-term investments	$ 17,297